Financial instruments-Risk management and fair value - Summary of Foreign Currency (Details) - Currency risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	100.00%	100.00%
U.S. dollars
Disclosure of credit risk exposure [line items]
Percentage of foreign exchange risk revenue	65.00%	64.30%
Brazilian real
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	9.90%	7.70%
Colombian peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	8.10%	10.00%
Other currencies
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	6.50%	5.10%
Mexican peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	3.90%	3.50%
Chilean peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	3.20%	3.10%
Canadian dollar
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	1.80%	1.20%
Argentinian peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	1.60%	5.10%